Supplement dated February 2, 2007
to the current Statements of Additional Information (“SAIs”) of the ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Investors Trust, ING
Mayflower Trust, ING Mutual Funds, ING Prime Rate Trust, ING Senior Income Fund, ING Variable
Insurance Trust, ING Variable Products Trust and ING Partners, Inc.
(the “Registrants”)
Effective November 10, 2005, the Boards of the above referenced Registrants approved a revision to their funds’ policy of waiving sales charges for purchases of Class A and Class M shares of the Funds, to permit retired Directors/Trustees and retired ING employees to purchase Class A and Class M shares without a sales charge. Effective immediately, the fourth paragraph, in the section entitled “Special Purchases at Net Asset Value — Class A and Class M Shares” for all funds except ING Senior Income Fund and the section entitled “Special Purchases at Net Asset Value — Class A Shares” for ING Senior Income Fund in the SAIs for the above referenced Registrants (except ING Investors Trust, ING Partners, Inc., ING Prime Rate Trust, ING Variable Insurance Trust and ING Variable Products Trust) is hereby revised as follows:
ING Investment Funds, Inc.
     The Funds’ officers and Directors (including retired officers and retired Board members), bona fide full-time employees of the Funds (including retired Fund employees) and the officers, directors and full-time employees of their investment adviser, sub-adviser, principal underwriter, or any service provider to a Fund or affiliated corporation thereof (including retired officers and employees of the investment adviser, principal underwriter, ING-affiliated service providers and affiliated corporations thereof) or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of ING Investments or any Sub-Adviser, may purchase Class A or Class M shares of a Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. A Fund may, under certain circumstances, allow registered adviser’s to make investments on behalf of their clients at NAV without any commission or concession. A Fund may terminate or amend the terms of this sales charge waiver at any time.
ING Equity Trust, ING Funds Trust, ING Mayflower Trust and ING Mutual Funds
     The Funds’ officers and Trustees (including retired officers and retired Board members), bona fide full-time employees of the Funds (including retired Fund employees) and the officers, directors and full-time employees of their investment adviser, sub-adviser, principal underwriter, or any service provider to a Fund or affiliated corporation thereof (including retired officers and employees of the investment adviser, principal underwriter, ING-affiliated service providers and affiliated corporations thereof) or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of ING Investments or any Sub-Adviser, may purchase Class A or Class M shares of a Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. A Fund may, under certain circumstances, allow registered adviser’s to make investments on behalf of their clients at NAV without any commission or concession. A Fund may terminate or amend the terms of this sales charge waiver at any time.
ING Senior Income Fund
     The Fund’s officers and Directors (including retired officers and retired Board members), bona fide full-time employees of the Fund (including retired Fund employees) and the officers, directors and full-time employees of their investment adviser, sub-adviser, principal underwriter, or any service provider to a Fund or affiliated corporation thereof (including retired officers and employees of the investment adviser, principal underwriter, ING-affiliated service providers and affiliated corporations thereof) or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of ING Investments or any Sub-Adviser, may purchase Class A shares of the Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Fund may, under certain circumstances, allow registered adviser’s to make investments on behalf of their clients at NAV without any commission or concession. The Fund may terminate or amend the terms of this sales charge waiver at any time.
Effective January 11, 2007, Mr. Walter H. May retired from the Boards of Directors/Trustees (“Boards”) of the ING Funds and has been removed from the Boards’ committees.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE